Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
The Netherlands	$ 11,393	$ 9,672	$ 1,714
Foreign	66,382	89,321	116,808
Provision for income tax current, total	77,775	98,993	118,522
Deferred:
The Netherlands	(5,535)	(683)	(1,776)
Foreign	16,266	(8,920)	(3,512)
Provision for income tax deferred, total	10,731	(9,603)	(5,288)
Total income tax expense	$ 88,506	$ 89,390	$ 113,234